Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

March 25, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Registrants in the Legg Mason-Sponsored Funds Fund Complex

Listed on the Attached Appendix A (each, a “Registrant”)

Ladies and Gentlemen:

On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of each of the letter to shareholders, notice of special meeting, joint proxy statement and form of proxy to be used in connection with the special meeting of shareholders of each of the Registrants, to be held on June 5, 2020.

The purpose of the meetings to which the enclosed materials relate is to solicit shareholder approval of the following proposals: (i) to approve a new management agreement; and (ii) to approve new subadvisory agreement(s).

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about April 14, 2020.

Please note that registrants in the Legg Mason-Sponsored Funds fund complex listed on the attached Appendix B have separately filed preliminary proxy materials on March 25, 2020 with the Securities and Exchange Commission regarding the proposals discussed in the enclosed materials.

Please call the undersigned at (617) 951-8458 or Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz

Appendix A

Registrants

BrandywineGLOBAL– Global Income Opportunities Fund Inc.	(File No. 811-22491)
Clarion Partners Real Estate Income Fund Inc.	(File No. 811-23408)
ClearBridge Energy Midstream Opportunity Fund Inc.	(File No. 811-22546)
ClearBridge MLP and Midstream Fund Inc.	(File No. 811-22405)
ClearBridge MLP and Midstream Total Return Fund Inc.	(File No. 811-22693)
LMP Capital and Income Fund Inc.	(File No. 811-21467)
Western Asset Corporate Loan Fund Inc.	(File No. 811-08985)
Western Asset Emerging Markets Debt Fund Inc.	(File No. 811-21343)
Western Asset Global Corporate Defined Opportunity Fund Inc.	(File No. 811-22334)
Western Asset Global High Income Fund Inc.	(File No. 811-21337)
Western Asset High Income Fund II Inc.	(File No. 811-08709)
Western Asset High Income Opportunity Fund Inc.	(File No. 811-07920)
Western Asset High Yield Defined Opportunity Fund Inc.	(File No. 811-22444)
Western Asset Intermediate Muni Fund Inc.	(File No. 811-06506)
Western Asset Investment Grade Defined Opportunity Trust Inc.	(File No. 811-22294)
Western Asset Managed Municipals Fund Inc.	(File No. 811-06629)
Western Asset Middle Market Debt Fund Inc.	(File No. 811-22734)
Western Asset Middle Market Income Fund Inc.	(File No. 811-22582)
Western Asset Mortgage Opportunity Fund Inc.	(File No. 811-22369)
Western Asset Municipal Defined Opportunity Trust Inc.	(File No. 811-22265)
Western Asset Municipal High Income Fund Inc.	(File No. 811-05497)
Western Asset Municipal Partners Fund Inc.	(File No. 811-07362)
Western Asset Variable Rate Strategic Fund Inc.	(File No. 811-21609)

Appendix B

Other Legg Mason-Sponsored Funds

Legg Mason Global Asset Management Trust	(File No. 811-22338)
Legg Mason Partners Equity Trust	(File No. 811-06444)
Legg Mason ETF Investment Trust	(File No. 811-23096)
Legg Mason Partners Variable Equity Trust	(File No. 811-21128)
Legg Mason Partners Income Trust	(File No. 811-04254)
Western Asset Funds, Inc.	(File No. 811-06110)
Legg Mason Partners Institutional Trust	(File No. 811-06740)
Legg Mason Partners Money Market Trust	(File No. 811-04052)
Legg Mason Partners Premium Money Market Trust	(File No. 811-05812)
Master Portfolio Trust	(File No. 811-10407)
Legg Mason Partners Variable Income Trust	(File No. 811-06310)
Western Asset Inflation-Linked Income Fund	(File No. 811-21403)
Western Asset Premier Bond Fund	(File No. 811-10603)